ACCOUNTS RECEIVABLE - Disclosure of detailed information about trade and other receivables (Details) - USD ($) $ in Thousands	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Trade and other receivables [abstract]
Trade accounts receivable	$ 9,941	$ 2,752
Allowance for doubtful accounts	(37)	(169)	$ (188)
Net trade accounts receivable	9,904	2,583
Other receivables	3,195	976
Accounts receivable	$ 13,099	$ 3,559